Leases - Schedule of Maturity Analysis Under the Lease Agreement (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturity Analysis Under the Lease Agreement [Abstract]
2025	$ 288,608
2026	535,720	$ 575,360
2027	492,318	535,719
2028	508,885	492,318
2029 and beyond	2,765,297	2,765,250
Total maturity lease	4,590,828	4,877,532
Less: present value discount	(1,036,750)	(1,150,349)
Lease liability	$ 3,554,078	$ 3,727,183